Debt Instruments at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instruments At Amortized Cost [Abstract]
Schedule of instruments classified as debt instruments at amortized cost
As of December 31,
	2021	2020
	MCh$	MCh$
Chilean central bank and government securities
Chilean Central Bank bonds	-	-
Chilean Central Bank notes	4,692,441	-
Other Chilean Central Bank and government securities	-	-
Subtotal	4,692,441	-
Other Chilean securities
Time deposits in Chilean financial institutions	-	-
Mortgage finance bonds of Chilean financial institutions	-	-
Other instruments issued in the country	-	-
Subtotal		-
Foreign financial securities
Foreign Central Banks and Government securities	-	-
Other foreign financial securities	-	-
Subtotal	-	-

Total	4,692,441	-

Schedule of amortized value and the corresponding ECL
	Stage1	Stage2	Stage3	TOTAL
Gross carrying amount at January 1, 2021	-			-
New assets purchased	4,680,639	-	-	4,680,639
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognized	11,802	-	-	11,802
Other adjustments	-	-	-	-
At December 31, 2021	4,692,441	-	-	4,692,441

	Stage1	Stage2	Stage3	TOTAL
ECL at January 1, 2021	-	-	-	-
New assets purchased	709	-	-	709
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Assets derecognized or matured (excluding write-off)	-	-	-	-
Changes due to modifications not derecognized	2	-	-	2
Write-off	-	-	-	-
Other adjustments	-	-	-	-
At December 31, 2021	711	-	-	711